SIGNIFICANT ACCOUNTING POLICIES ACCOUNTING CHANGE SCHEDULE - BALANCE SHEETS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
DAC	$ 4,852	$ 5,139	$ 4,801
Total Assets	204,352	195,361
Liabilities:
Future policyholders' benefits and other policyholders' liabilities	28,939	28,474
Current and deferred taxes	2,751	3,629
Total Liabilities	189,504	179,753
Equity:
Retained Earnings	6,005	6,998
Accumulated other comprehensive income (loss)	3	215	285
AXA Equitable Equity	11,349	12,536
Equity	14,445	15,595	16,454
Total Liabilities and Equity	204,352	195,361
As Previously Reported and Adjusted Herein
Assets:
DAC	4,307	4,574
Total Assets	203,807	194,796
Liabilities:
Future policyholders' benefits and other policyholders' liabilities	25,503	24,886
Current and deferred taxes	3,764	4,687
Total Liabilities	187,081	177,223
Equity:
Retained Earnings	7,879	8,947
Accumulated other comprehensive income (loss)	7	231
AXA Equitable Equity	13,227	14,501
Equity	16,323	17,560	18,070
Total Liabilities and Equity	203,807	194,796
Impact of Accounting Change
Assets:
DAC	545	565
Total Assets	545	565
Liabilities:
Future policyholders' benefits and other policyholders' liabilities	3,436	3,588
Current and deferred taxes	(1,013)	(1,058)
Total Liabilities	2,423	2,530
Equity:
Retained Earnings	(1,874)	(1,949)
Accumulated other comprehensive income (loss)	(4)	(16)
AXA Equitable Equity	(1,878)	(1,965)
Equity	(1,878)	(1,965)	$ (1,616)
Total Liabilities and Equity	$ 545	$ 565